Shareholders' Equity (Details) - USD ($)						12 Months Ended
		Feb. 23, 2026	Oct. 21, 2025	Feb. 18, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Ordinary Shares [Member] | Reclassification [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)					$ 0.0001
Ordinary shares issued					1,000
Memorandum of Association [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized					500,000,000,000
Ordinary share, par value (in Dollars per share)					$ 0.0000001
HMDA Limited [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)					$ 50,000
Existing Shareholders [Member] | Ordinary Shares [Member] | Reclassification [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)					$ 0.0000001
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Vote per share		30
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized	[1]					399,966,500,000	399,966,500,000
Ordinary share, par value (in Dollars per share)	[1]					$ 0.0000001	$ 0.0000001
Vote per share					one
Ordinary shares issued	[1]					10,965,000	9,240,000
Ordinary shares outstanding	[1]					10,965,000	9,240,000
Numbers of shares surrender				7,260,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Initial public offered shares	[2]					1,725,000
Class A Ordinary Shares [Member] | HMDA Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized					399,966,500,000
Ordinary shares issued				9,240,000	16,500,000
Ordinary shares outstanding				9,240,000	16,500,000
Transfer of ordinary shares				20,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized	[1]					100,033,500,000	100,033,500,000
Ordinary share, par value (in Dollars per share)	[1]					$ 0.0000001	$ 0.0000001
Vote per share					15
Ordinary shares issued	[1]					18,760,000	18,760,000
Ordinary shares outstanding	[1]					18,760,000	18,760,000
Numbers of shares surrender				14,740,000
Class B Ordinary Shares [Member] | HMDA Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized					100,033,500,000
Ordinary shares issued				18,760,000	33,500,000
Ordinary shares outstanding				18,760,000	33,500,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Vote per share		15
Initial Public Offering [Member] | Class A Ordinary Shares [Member] | HMDA Limited [Member]
Shareholders’ Equity [Line Items]
Initial public offered shares			1,725,000

[1]	Giving retroactive effect to the 9,240,000 Class A Ordinary Shares and 18,760,000 Class B Ordinary Shares issued and outstanding following the share subdivision and share surrender on February 18, 2025, starting from the earliest period presented. Further information is disclosed in Note 14 SHAREHOLDERS’ EQUITY.
[2]	Giving retroactive effect to the 9,240,000 Class A Ordinary Shares and 18,760,000 Class B Ordinary Shares issued and outstanding following the share subdivision and share surrender on February 18, 2025, starting from the earliest period presented. Further information is disclosed in Note 14 SHAREHOLDERS’ EQUITY.